Clients and other receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Clients and other receivables [Abstract]
Trade receivables	$ 186,728	$ 151,199
Tax receivables	39,607	29,705
Prepayments	6,375	10,261
Other accounts receivable	11,739	16,456
Clients and other receivables	244,449	207,621
Up to 3 Months [Member]
Clients and other receivables [Abstract]
Trade receivables	186,728	151,199
Euros [Member]
Clients and other receivables [Abstract]
Trade receivables	109,165	98,798
Rand [Member]
Clients and other receivables [Abstract]
Trade receivables	23,792	12,807
Other [Member]
Clients and other receivables [Abstract]
Trade receivables	7,363	7,151
All Foreign Currencies [Member]
Clients and other receivables [Abstract]
Trade receivables	$ 140,320	$ 118,756